OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Capital expenditures	€ (271)	€ (277)	€ (276)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(96)	(97)	(115)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(72)	(70)	(73)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(97)	(105)	(83)
Holdings & Corporate
Disclosure of operating segments [line items]
Capital expenditures	€ (6)	€ (5)	€ (5)